Segments (Tables)	12 Months Ended
Sep. 30, 2024
Segments [Abstract]
Schedule of Reportable Segment

Selected information by reportable segment is presented in the following tables:

	September 30,	September 30,
	2024	2023
Revenues:
General support services – related party	$4,800,000	$19,200,000
Financial services	1,113,461	2,097,642
Total revenues	$5,913,461	$21,297,642

Gross profit
General support services revenue – related party	$150,000	425,000
Financial services	848,516	(768,141)
Total gross profit (loss)	$998,516	$(343,141)

Operating expenses
Financial services	$1,917,126	2,721,746
Corporate/Other	13,259,400	14,398,334
Total operating expenses	$15,176,526	$17,120,080